Pension and Postretirement Benefits (Change in Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S Defined Benefit Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning Balance			$ 387,131	$ 361,766	$ 361,766		$ 345,981
Service cost	5,400	4,600	10,600	9,900	19,754		20,460		18,471
Interest cost	4,000	4,300	8,200	8,600	17,217		17,941		19,247
Settlements, plan amendments and other					0		(3,148)
Actuarial (gain) loss					14,455		7,846
Net benefits and expenses paid					(26,061)		(27,314)
Ending Balance					387,131		361,766		345,981
Accumulated benefit obligations					387,131		361,766
Non-U.S Defined Benefit Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning Balance			271,638	263,970	263,970		260,765
Service cost	1,200	1,300	2,300	2,500	5,113		4,691		3,950
Interest cost	3,300	3,300	6,700	6,600	13,867		12,776		12,099
Employee contributions					345		512
Settlements, plan amendments and other					(1,511)		1,414
Actuarial (gain) loss					10,693	[1]	8,329	[1]
Net benefits and expenses paid					(15,525)		(13,257)
Currency translation impact					(5,314)	[2]	(11,260)	[2]
Ending Balance					271,638		263,970		260,765
Accumulated benefit obligations					252,795		237,916
Postretirement Medical Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning Balance			35,045	39,053	39,053		40,170
Service cost	0	0	0	0	12		28		42
Interest cost	400	500	700	900	1,782		1,940		2,493
Employee contributions					2,445		2,492
Medicare subsidies receivable					450		359
Actuarial (gain) loss					(1,877)		679
Net benefits and expenses paid					(6,820)		(6,615)
Ending Balance					$ 35,045		$ 39,053		$ 40,170

[1]	The actuarial losses primarily reflect the impact of assumption changes in the U.K. plans.
[2]	The currency translation impact in 2010 reflects the strengthening of the U.S. dollar exchange rate against our significant currencies, primarily the British pound and the Euro.